BORROWINGS (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)
BANK BORROWINGS
Subtotal for short-term borrowings	$ 1,202,285,000	$ 933,120,000
Long-term borrowings on project assets - current	198,794,000	286,173,000
Long-term borrowings	446,090,000	$ 619,477,000
Secured short-term borrowings	628,519,000
Amount drawn of bank credit facilities granted	177,214,000
Long-term borrowings, current	258,978,000
Secured long-term borrowings, Current	198,794,000
Secured long-term borrowings	351,431,000
Future principal repayment of long-term borrowings on project assets - current	198,794,000
Carrying value of property, plant and equipment that serve as collateral for short-term and long-term borrowings	224,893,000
Carrying value of inventories that serve as collateral for short-term and long-term borrowings	243,124,000
Carrying value of prepaid land use rights that serve as collateral for short-term and long-term borrowings	9,509,000
Carrying value of restricted cash that serve as collateral for short-term and long-term borrowings	107,598,000
Carrying value of accounts receivable that serve as collateral for short-term and long-term borrowings	15,882,000
Carrying value of equity that serve as collateral for short-term and long-term borrowings	529,431,000
Carrying value of project assets and solar power systems that serve as collateral for short-term and long-term borrowings	696,955,000
Canadian Solar New Energy Holding Company Limited [Member]
BANK BORROWINGS
Line of Credit Facility, Maximum Borrowing Capacity					$ 30,000,000
Recurrent Energy, LLC
BANK BORROWINGS
Line of Credit Facility, Maximum Borrowing Capacity				$ 282,000,000
Amount drawn of bank credit facilities granted	203,747,000
Number of credit facilities | item		2
Credit facility
BANK BORROWINGS
Line of Credit Facility, Maximum Borrowing Capacity	2,618,761,000
Available amount of credit facilities	707,174,000
Credit facility | Recurrent Energy, LLC
BANK BORROWINGS
Line of Credit Facility, Maximum Borrowing Capacity			$ 75,000,000,000
Credit facility One | Recurrent Energy, LLC
BANK BORROWINGS
Line of Credit Facility, Maximum Borrowing Capacity		$ 123,708,000
Credit facility Two | Recurrent Energy, LLC
BANK BORROWINGS
Line of Credit Facility, Maximum Borrowing Capacity		$ 60,000,000
Working Capital Facility | Canadian Solar New Energy Holding Company Limited [Member]
BANK BORROWINGS
Line of Credit Facility, Maximum Borrowing Capacity			$ 50,000,000,000
Non-binding bank credit facilities
BANK BORROWINGS
Line of Credit Facility, Maximum Borrowing Capacity	966,270,000
Nonrecourse [Member]
BANK BORROWINGS
Amount drawn of bank credit facilities granted	$ 433,628,000